Document and Entity Information	May 11, 2022
Cover [Abstract]
Entity Registrant Name	ICAD INC
Amendment Flag	false
Entity Central Index Key	0000749660
Document Type	8-K
Document Period End Date	May 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-09341
Entity Tax Identification Number	02-0377419
Entity Address, Address Line One	98 Spit Brook Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Nashua
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03062
City Area Code	(603)
Local Phone Number	882-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ICAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false